Document and Entity Information	Oct. 19, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2023
Entity Registrant Name	JOANN Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-40204
Entity Tax Identification Number	46-1095540
Entity Address, Address Line One	5555 Darrow Road
Entity Address, City or Town	Hudson
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44236
City Area Code	330
Local Phone Number	656-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Entity Central Index Key	0001834585
Amendment Flag	false
Trading Symbol	JOAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false